OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current liabilities [abstract]
Schedule of other non-current liabilities

	As at December 31, 2023	As at December 31, 2022
Deposit on Pascua-Lama silver sale agreement	$162	$158
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	398	415
Long-term income tax payable	165	200
GoT shareholder loan	82	118
Pueblo Viejo JV partner shareholder loan	383	318
Provision for offsite remediation	34	32
Other	17	88
	$1,241	$1,329
[1]Revenues of $36 million were recognized in 2023 (2022: $40 million) through the draw-down of our streaming liabilities relating to a contract in place at Pueblo Viejo.